Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 249	$ 27
Current portion note receivable (including $3,637 and $3,631 in 2021 and 2020 from related parties	3,596	3,683
Other current assets	38	92
Total current assets	3,883	3,802
Property and equipment, net of depreciation
Land, buildings and equipment	647	656
Note receivable	(0)	153
Total assets	4,530	4,611
Current liabilities
Accounts payable - (including $33 and $55 due to related parties in 2021 and 2020)	66	80
Accrued expenses	19	32
Current portion of long term debt	(0)	52
Total current liabilities	85	164
Long-term debt
Notes payable less current portion	(0)	122
Total liabilities	85	286
Stockholders' equity
Preferred stock, Series B	1	1
at September 30, 2021 and December 31, 2020	51	51
Additional paid-in capital	63,579	63,579
Accumulated deficit	(59,186)	(59,306)
Total shareholder equity	4,445	4,325
Total liabilities & equity	$ 4,530	$ 4,611